Fixed assets (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Fixed Assets
				Office
	Photovoltaic	Pumped	Biogas	furniture and
	plants	storage	plants	equipment	Total
	€ in thousands
Cost
Balance as at January 1, 2022	251,027	78,892	35,192	190	365,301
Additions	15,036	29,124	1,163	33	45,356
Effect of changes in exchange rates	(1)	(5,544)	-	1	(5,544)
Balance as at December 31, 2022	266,062	102,472	36,355	224	405,113

Balance as at January 1, 2021	223,626	16,607	34,107	180	274,520
Additions	27,401	(*)59,488	1,085	8	87,982
Effect of changes in exchange rates	-	(*)2,797	-	2	2,799
Balance as at December 31, 2021	251,027	78,892	35,192	190	365,301

Depreciation
Balance as at January 1, 2022	17,297	-	6,952	155	24,404
Depreciation for the year	12,233	-	2,700	21	14,954
Effect of changes in exchange rates	-	-	-	(1)	(1)
Balance as at December 31, 2022	29,530	-	9,652	175	39,357

Balance as at January 1, 2021	6,286	-	4,002	137	10,425
Depreciation for the year	11,011	-	2,950	16	13,977
Effect of changes in exchange rates	-	-	-	2	2
Balance as at December 31, 2021	17,297	-	6,952	155	24,404

Carrying amounts
As at January 1, 2021	217,340	16,607	30,105	43	264,095
As at December 31, 2021	233,730	78,892	28,240	35	340,897
As at December 31, 2022	236,532	102,472	26,703	49	365,756

* Restated following application of an amendment to IAS 16 - see Note 2C.

Schedule of Investment in Photovoltaic Plants

Presented hereunder are data regarding the Company’s investments in photovoltaic plants as at December 31, 2022:

PV Plant Title	Original nominal capacity	Connection to grid/Other status	Cost included in the book value as at December 31, 2022
			€ in thousands
“Ellomay Spain – Rinconada II”	2.275 MWP	June 2010	5,509
“Rodríguez I”	1.675 MWP	November 2011	3,662
“Rodríguez II”	2.691 MWP	November 2011	6,631
“Fuente Librilla”	1.248 MWP	June 2011	3,212
“Talasol”	300 MWP	January 2021	219,934
“Ellomay Solar”	28 MWP	July 2022	18,074
“Solar Italy One”	14.8 MWP	Under construction	3,215
“Solar Italy Two”	4.95 MWP	Under construction	1,012
“Solar Italy Four”	15.6 MWP	Ready to Build status	304
“Solar Italy Five”	87.2 MWP	Ready to Build status	3,811
“Solar Italy Ten”	18 MWP	Ready to Build status	698